OTHER LONG-TERM ASSETS - Summary of Assets, Liabilities, Partners' Equity and Equity (Income) Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Current assets	$ 4,897	$ 4,336
Current liabilities	6,261	5,092
Equity	31,653	26,267	$ 27,381
Equity income	(2,397)	204	$ 637
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	165	48
Non-current assets	5,270	4,129
Current liabilities	1,238	286
Non-current liabilities	3,905	3,630
Equity	292	261
Equity income	(31)	(7)
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	330	96
Non-current assets	10,540	8,258
Current liabilities	2,476	572
Non-current liabilities	7,810	7,260
Equity	584	522
Equity income	$ (62)	$ (14)